UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group(1)(2)

Address:  712 Fifth Avenue
          New York, New York 10019


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sylva Hsieh
Title:  Assistant Compliance Officer
Phone:  212-303-7357


Signature, Place and Date of Signing:

 Sylva Hsieh                   New York, New York           February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

(1) Tremblant Capital Group consists of Tremblant Capital LP, Tremblant Asset Management LP, Tremblant Growth Capital LP, Tremblant Select Capital LP and Tremblant-Trident Capital LP, which are doing business as Tremblant Capital Group.

(2) Tremblant Capital Group first became required to file Form 13F with respect to the quarter ending December 31, 2005 by virtue of having been assigned an investment management agreement from its affiliate, Nominingue Asset Management, LLC ("Nominingue"). Nominingue's 13F file number is 028-10497.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       58

Form 13F Information Table Value Total: $4,959,778
                                        (thousands)


List of Other Included Managers:  None

                                                     TREMBLANT CAPITAL GROUP
                                                           SEC Form 13-F
                                                             12/31/05



          Item #1             Item #2         Item #3    Item #4           Item #5             Item #6 Item #7       Item #8
                                                                                                                 Voting Authority
                                                         Market
                                                         Value                                 Invst   Other
      Name of Issuer          Title           CUSIP      (x1000)    Quantity  Sh/Prn Put/Call  Dscrt   Mngrs     Sole  Shared  Other
      --------------          -----           -----      -------    --------  ---------------  -----   -----     ----  ------  -----

ADVANCED MEDICAL OPTICS INC   COM             00763M108     102929    2462407 SH               SOLE    NONE     2462407
ALLIED WASTE INDS INC         COM PAR$.01NEW  019589308       9800    1121294 SH               SOLE    NONE     1121294
AMERICA MOVIL S A DE C V      SPON ADR L SHS  02364W105     165890    5669524 SH               SOLE    NONE     5669524
AMERICA MOVIL S A DE C V      SPON ADR L SHS  02364W105     326290   11151400 SH     PUT       SOLE    NONE    11151400
AMERICAN EXPRESS CO           COM             025816109      13379     259985 SH               SOLE    NONE      259985
APOLLO GROUP INC              CL A            037604105      41708     689852 SH               SOLE    NONE      689852
APPLE COMPUTER INC            COM             037833100     227223    3160699 SH               SOLE    NONE     3160699
APPLE COMPUTER INC            COM             037833100     509484    7087000 SH     CALL      SOLE    NONE     7087000
APPLEBEES INTL INC            COM             037899101      21748     962714 SH               SOLE    NONE      962714
ASPEN INSURANCE HOLDINGS LTD  SHS             G05384105      36994    1562904 SH               SOLE    NONE     1562904
AXIS CAPITAL HOLDINGS         SHS             G0692U109      38203    1221322 SH               SOLE    NONE     1221322
CANADIAN NAT RES LTD          COM             136385101      43100     868598 SH               SOLE    NONE      868598
CAPITAL ONE FINL CORP         COM             14040H105      80105     927137 SH               SOLE    NONE      927137
CAREER EDUCATION CORP         COM             141665109      61728    1830602 SH               SOLE    NONE     1830602
CARNIVAL CORP                 PAIRED CTF      143658300      42957     803391 SH               SOLE    NONE      803391
CORINTHIAN COLLEGES INC       COM             218868107      10005     850000 SH     CALL      SOLE    NONE      850000
CORNING INC                   COM             219350105      84751    4310810 SH               SOLE    NONE     4310810
COUNTRYWIDE FINANCIAL CORP    COM             222372104     167041    4885656 SH               SOLE    NONE     4885656
COVANCE INC                   COM             222816100      12350     254367 SH               SOLE    NONE      254367
DELL INC                      COM             24702R101     100461    3354295 SH               SOLE    NONE     3354295
DELTA FINANCIAL CORP          COM             247918105       5435     648587 SH               SOLE    NONE      648587
DESARROLLADORA HOMEX S A DE   SPONSORED ADR   25030W100      35965    1172262 SH               SOLE    NONE     1172262
D R HORTON INC                COM             23331A109      33546     938877 SH               SOLE    NONE      938877
EBAY INC                      COM             278642103      84431    1953513 SH               SOLE    NONE     1953513
ECLIPSYS CORP                 COM             278856109      36941    1951432 SH               SOLE    NONE     1951432
EVEREST RE GROUP LTD          COM             G3223R108      63409     631875 SH               SOLE    NONE      631875
FISHER SCIENTIFIC INTL INC    COM NEW         338032204      71421    1154552 SH               SOLE    NONE     1154552
GOOGLE INC                    CL A            38259P508     208534     502660 SH               SOLE    NONE      502660
INTRALASE CORP                COM             461169104      16928     949424 SH               SOLE    NONE      949424
JUNIPER NETWORKS INC          COM             48203R104      17997     807039 SH               SOLE    NONE      807039
KOHLS CORP                    COM             500255104      59909    1232700 SH     CALL      SOLE    NONE     1232700
MONSANTO CO NEW               COM             61166W101     168611    2174790 SH               SOLE    NONE     2174790
MONSANTO CO NEW               COM             61166W101      72413     934000 SH     PUT       SOLE    NONE      934000
MONSTER WORLDWIDE INC         COM             611742107      38105     933497 SH               SOLE    NONE      933497
NII HOLDINGS INC              CL B NEW        62913F201      34488     789556 SH               SOLE    NONE      789556
NTL INC DEL                   COM             62940M104     130340    1914509 SH               SOLE    NONE     1914509
NVR INC                       COM             62944T105      93869     133716 SH               SOLE    NONE      133716
OMNICARE INC                  COM             681904108      58915    1029617 SH               SOLE    NONE     1029617
PER-SE TECHNOLOGIES INC       COM NEW         713569309      11290     483324 SH               SOLE    NONE      483324
PETSMART INC                  COM             716768106      68837    2682665 SH               SOLE    NONE     2682665
REDWOOD TR INC                COM             758075402      16098     390149 SH               SOLE    NONE      390149
REGAL ENTMNT GROUP            CL A            758766109      34959    1838028 SH               SOLE    NONE     1838028
RESEARCH IN MOTION LTD        COM             760975102     247505    3749514 SH               SOLE    NONE     3749514
RESEARCH IN MOTION LTD        COM             760975102     173501    2628400 SH     CALL      SOLE    NONE     2628400
ROSS STORES INC               COM             778296103      50739    1755663 SH               SOLE    NONE     1755663
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103      43228     959345 SH               SOLE    NONE      959345
RYLAND GROUP INC              COM             783764103     227816    3158403 SH               SOLE    NONE     3158403
SCIENTIFIC GAMES CORP         CL A            80874P109      17719     649539 SH               SOLE    NONE      649539
SEARS HLDGS CORP              COM             812350106      48074     416113 SH               SOLE    NONE      416113
SFBC INTL INC                 COM             784121105       2214     138300 SH     CALL      SOLE    NONE      138300
SFBC INTL INC                 COM             784121105       9290     580293 SH               SOLE    NONE      580293
SIRIUS SATELLITE RADIO INC    COM             82966U103      56950    8500000 SH     PUT       SOLE    NONE     8500000
SPECTRUM BRANDS INC           COM             84762L105      89421    4402809 SH               SOLE    NONE     4402809
STANDARD PAC CORP NEW         COM             85375C101     228583    6211506 SH               SOLE    NONE     6211506
TLC VISION CORP               COM             872549100       5344     828519 SH               SOLE    NONE      828519
WAL MART STORES INC           COM             931142103      82140    1755137 SH               SOLE    NONE     1755137
YAHOO INC                     COM             984332106     188340    4807034 SH               SOLE    NONE     4807034
YAHOO INC                     COM             984332106      30329     774100 SH     CALL      SOLE    NONE      774100


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